Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Property and Equipment [Line Items]
Total property and equipment, at cost	$ 5,539,329	$ 5,807,776
Less: accumulated depreciation	(1,157,566)	(995,252)
Property and equipment, net	4,381,763	4,812,524
Buildings and improvements [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, at cost	4,995,614	4,963,911
Motor Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, at cost	341,886	337,202
Office and electronic equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, at cost	126,293	330,232
Machinery [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, at cost	$ 75,536	$ 176,431